Shareholder Fees {- International Equity Series} - Templeton Institutional Funds-30 - International Equity Series	Dec. 10, 2020
Primary Shares
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases	none
Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases	none